Income Taxes - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes Disclosure [Line Items]
Cash paid for income taxes					$ 767	$ 513	$ 0
Uncertain tax position, current					0
Federal tax net operating loss carryforwards					$ 556,000
Effective tax rate	34.90%	40.30%	33.30%	40.30%	33.77%	41.26%	39.14%
Minimum [Member]
Income Taxes Disclosure [Line Items]
Year federal net operating loss carry forwards begin to expire					2029
Tax years that remain subject to examination by tax authorities					2009
Maximum [Member]
Income Taxes Disclosure [Line Items]
Tax years that remain subject to examination by tax authorities					2012